Phoenix Investment Partners





     Seneca


     SEMIANNUAL REPORT



MARCH 31, 1999




Phoenix-Seneca
Bond Fund

Phoenix-Seneca
Growth Fund

Phoenix-Seneca
Mid-Cap "EDGE"-SM- Fund

Phoenix-Seneca
Real Estate Securities
Fund





[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]
PHILIP MCLOUGHLIN

  We are pleased to provide this financial summary for the Phoenix-Seneca Funds for the six months ended March 31, 1999.

  The last six months marked another period of wide disparity in performance of large-capitalization stocks versus small-capitalization stocks and growth-oriented investment styles versus value investing. For example, the Russell 1000 Growth Index(1) was up 34.8%, while the Russell 1000 Value Index(2) gained 18.3% for the period. The Russell 2000 Growth Index(3) rose 21.6%, but the Russell 2000 Value Index(4) declined (1.5)%.

  During such market extremes, it is important to keep a long-term perspective. We believe that by remaining true to our investment discipline, we will continue to add value for our shareholders over the long term. Of course, past performance is not a guarantee of future results.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

APRIL 6, 1999

(1) THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF LARGE-CAPITALIZATION, GROWTH-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(2) THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF LARGE-CAPITALIZATION, VALUE-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(3) THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF SMALL-CAPITALIZATION, GROWTH-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.
(4) THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF SMALL-CAPITALIZATION, VALUE-ORIENTED STOCK TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

    Mutual Funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank;
    and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund..................................................     3
Phoenix-Seneca Growth Fund................................................    11
Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund....................................    18
Phoenix-Seneca Real Estate Securities Fund................................    25
Notes to Financial Statements.............................................    32

Phoenix-Seneca Bond Fund

                         INVESTMENTS AT MARCH 31, 1999
                                  (UNAUDITED)

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------

AGENCY MORTGAGE-BACKED SECURITIES--7.6%

Fannie Mae 8.75%, 5/25/17.....    Aaa     $     25   $     25,655
Fannie Mae 9%, 9/25/18........    Aaa           11         11,517
Fannie Mae 6.50%, 4/15/29.....    Aaa        1,150      1,143,891
Fannie Mae Strip I.O. 3.5625%,
10/25/23(c)...................    Aaa          319          9,387
Fannie Mae TBA 6.50%,
12/1/28(f)....................    Aaa          398        396,904
Freddie Mac 7.95%, 12/15/20...    Aaa           93         93,856
Freddie Mac 8.75%, 12/15/20...    Aaa           12         11,986
Freddie Mac 7%, 7/15/23.......    Aaa          743        725,443
GNSF 7%, 2/15/26..............    Aaa           18         17,827
-----------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,480,476)                            2,436,466
-----------------------------------------------------------------

ASSET-BACKED SECURITIES--3.8%

Lehman ABS Corp. 94-C2, A 144A
8.145%, 11/2/07(b)............  BBB+(d)         73         73,714

Olympic Automobile Receivables
Trust 96-B, CTFS 6.90%,
2/15/04.......................    Aaa          104        105,028

Olympic Automobile Receivables
Trust 96-D, A5 6.25%,
11/15/04......................    Aaa        1,000      1,014,355

Standard Credit Card Master
Trust 1 93-2, A 5.95%,
10/7/04.......................    Aaa           40         40,305
-----------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,219,159)                            1,233,402
-----------------------------------------------------------------

CORPORATE BONDS--74.4%

AIR FREIGHT--1.6%
Federal Express Corp. Series
98-1A 6.72%, 1/15/22..........     Aa          500        501,102

AIRLINES--3.2%
Alaska Airlines, Inc. Series A
9.50%, 4/12/10................    Baa          114        127,523

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------
AIRLINES--CONTINUED

Alaska Airlines, Inc. Series D
9.50%, 4/12/12................    Baa     $    452   $    511,220

Delta Air Lines, Inc. Series
B2 10.06%, 1/2/16.............    Baa           65         79,504

United Airlines, Inc. Series
91-B 10.11%, 2/19/06..........    Baa           18         19,934

United Airlines, Inc. Series
91-E 9.76%, 5/27/06...........    Baa           86         94,856

United Airlines, Inc. Series
95-A1 9.02%, 4/19/12..........    Baa          181        203,508
                                                     ------------
                                                        1,036,545
                                                     ------------

BANKS (MAJOR REGIONAL)--2.3%
Wells Fargo Capital I 7.96%,
12/15/26......................     Aa          700        738,665

BANKS (REGIONAL)--1.3%
BankAmerica Corp.
Institutional Series A 144A
8.07%, 12/31/26(b)............     Aa          400        418,530

BROADCASTING (TELEVISION, RADIO & CABLE)--4.8%
Capstar Broadcasting Corp.
9.25%, 7/1/07.................     B           600        639,000

Chancellor Media Corp. 9.375%,
10/1/04.......................     B            75         78,562

Jacor Communications, Inc.
10.125%, 6/15/06..............     B           100        108,500

Jones Intercable, Inc. 9.625%,
3/15/02.......................     Ba          300        322,500
SFX Broadcasting Corp. Series
B 10.75%, 5/15/06.............     B            56         61,880

TKR Cable, Inc. 10.50%,
10/30/07......................    Baa          100        107,755
Turner Broadcasting System,
Inc. 8.40%, 2/1/24............    Baa          200        213,012
                                                     ------------
                                                        1,531,209
                                                     ------------

                       See Notes to Financial Statements                       3

Phoenix-Seneca Bond Fund

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------
CHEMICALS--1.6%
Equistar Chemicals L.P. 144A
8.5%, 2/15/04(b)..............    Baa     $    500   $    507,311

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Finlay Fine Jewelry Corp.
8.375%, 5/1/08................     Ba           40         39,400

ENTERTAINMENT--3.4%
AMC Entertainment, Inc. 9.50%,
3/15/09.......................     B           100         96,500
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27...............    Baa          100        101,262
Time Warner, Inc. 9.125%,
1/15/13.......................    Baa           65         79,690
Time Warner, Inc. 6.85%,
1/15/26.......................    Baa          500        513,139
United Artists Theatre
Circuit, Inc. Series 95-A
9.30%, 7/1/15.................     B           331        287,594
                                                     ------------
                                                        1,078,185
                                                     ------------
FINANCIAL (DIVERSIFIED)--4.5%
Countrywide Capital I 8%,
12/15/26......................     A           200        203,492
Countrywide Funding Corp.
Series C 4.56%, 4/22/99(c)....     A            30         29,998

Market Hub Partners Finance,
Inc. 8.25%, 3/1/08............     Ba          250        253,750

Pemex Finance Ltd. 144A 6.30%,
5/15/10(b)....................    Aaa          500        497,500
Pemex Finance Ltd. 144A 9.15%,
11/15/18(b)...................    Aaa          500        472,795
                                                     ------------
                                                        1,457,535
                                                     ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--1.3%
Universal Health Services,
Inc. 8.75%, 8/15/05...........     Ba          400        416,000

HEALTH CARE (SPECIALIZED SERVICES)--1.6%
HEALTHSOUTH Corp. 9.50%,
4/1/01(e).....................     Ba          500        512,500

HOMEBUILDING--3.1%
Lennar Corp. 7.625%, 3/1/09...     Ba          500        492,500
Webb (Del E.) Corp. 10.25%,
2/15/10.......................     B           500        506,250
                                                     ------------
                                                          998,750
                                                     ------------

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------

INVESTMENT BANKING/BROKERAGE--5.3%
Dollar Financial Group, Inc.
Series A 10.875%, 11/15/06....     B      $     75   $     76,969

Donaldson, Lufkin, & Jenrette,
Inc. 5.875%, Senior Note
4/1/02........................     A           350        349,946

Donaldson, Lufkin & Jenrette,
Inc. 6.875%, 11/1/05..........     A            50         50,804

Donaldson, Lufkin & Jenrette,
Inc. 6.50%, 6/1/08............     A           200        198,979

First Republic Bancorp 7.75%,
9/15/12.......................   BB+(d)        300        297,219
Lehman Brothers Holdings, Inc.
8.80%, 3/1/15.................    Baa           80         87,648

Socgen Real Estate LLC Series
A 144A 7.64%,
12/29/49(b)(c)................     A           650        627,539
                                                     ------------
                                                        1,689,104
                                                     ------------

LODGING-HOTELS--2.7%
Caesars World, Inc. 8.875%,
8/15/02.......................     Ba          285        285,712
Hammons (John Q.) Hotels, Inc.
8.875%, 2/15/04...............     B           530        495,550

Hammons (John Q.) Hotels, Inc.
9.75%, 10/1/05................     B           100         96,000
                                                     ------------
                                                          877,262
                                                     ------------

MANUFACTURING (DIVERSIFIED)--0.8%
United Industries Corp, 144A
9.875%, 4/1/09(b).............     B           250        256,875

MANUFACTURING (SPECIALIZED)--2.9%
Advanced Glassfiber Yarns LLC
144A 9.875%, 1/15/09(b).......     B           300        306,750

BGF Industries, Inc. 144A
10.25%, 1/15/09(b)............     B           300        307,500

Simmons Co.144A 10.25%,
3/15/09(b)....................     B           300        310,500
                                                     ------------
                                                          924,750
                                                     ------------

METAL FABRICATORS--0.0%
Hawk Corp. 10.25%, 12/1/03....     Ba           10         10,450

4                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------
OFFICE EQUIPMENT & SUPPLIES--2.0%
CEX Holdings, Inc. Series B
9.625%, 6/1/08................     B      $    700   $    652,750
OIL & GAS (DRILLING & EQUIPMENT)--1.2%
R&B Falcon Corp. 144A 9.125%,
12/15/03(b)...................     Ba          400        370,000
OIL & GAS (REFINING & MARKETING)--1.0%
El Paso Tenneco RACERS
97-C-1-2 144A 9.14%,
12/31/01(b)...................     NR          300        315,000
OIL (DOMESTIC INTEGRATED)--1.6%
Marlin Water Trust 144A 7.09%,
12/15/01(b)...................    Baa          500        506,891
PAPER & FOREST PRODUCTS--0.1%
Container Corporation of
America Series A 11.25%,
5/1/04........................     B            40         42,400
PHOTOGRAPHY/IMAGING--0.9%
Imax Corp. 7.875%, 12/1/05....     Ba          300        295,125
PUBLISHING (NEWSPAPERS)--1.0%
Garden State Newspapers, Inc.
Series B 8.75%, 10/1/09.......     B           325        328,250
REITS--4.2%
ERP Operating L.P. 7.57%,
8/15/26.......................     A           170        177,340
Evans Withycombe Residential,
Inc. 7.50%, 4/15/04...........     A           100        104,033
First Industrial L.P. 7.15%,
5/15/27.......................    Baa          500        499,015
Property Trust of America
6.875%, 2/15/08...............    Baa            5          4,876
Security Capital Pacific Trust
7.375%, 10/15/06..............    Baa          100         97,645
Security Capital Pacific Trust
7.90%, 2/15/16................    Baa          200        201,720
Washington Real Estate
Investment Trust 7.125%,
8/13/03.......................    Baa          110        111,365
Weingarten Realty Investors
Series A 6.88%, 6/25/27.......     A           150        152,274
                                                     ------------
                                                        1,348,268
                                                     ------------
RESTAURANTS--0.8%
Foodmaker, Inc. Series B
9.75%, 11/1/03(e).............   BB-(d)        250        258,750
RETAIL (FOOD CHAINS)--2.7%
Kroger Co. 6%, 7/1/00(c)(e)...    Baa          500        502,098
Meyer (Fred), Inc. Series
94-A2 8.64%, 7/2/12...........   BB+(d)        100        107,500

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------
RETAIL (FOOD CHAINS)--CONTINUED

Stater Brothers Holdings, Inc.
11%, 3/1/01...................     B      $    240   $    250,800
                                                     ------------
                                                          860,398
                                                     ------------
RETAIL (GENERAL MERCHANDISE)--4.4%
K Mart Funding Corp. Series F
8.80%, 7/1/10.................     Ba          500        518,498

Wal-Mart Stores, Inc. Series
A-2 8.85%, 1/2/15.............     Aa          750        907,500
                                                     ------------
                                                        1,425,998
                                                     ------------
SERVICES (COMMERCIAL & CONSUMER)--9.2%
Coinmach Laundry Corp. Series
D 11.75%, 11/15/05............     B           255        282,094

Group Maintenance America
Corp. 144A 9.75%,
1/15/09(b)....................     B           300        309,000

Loomis Fargo & Co. 10%,
1/15/04.......................     B           300        298,500
Protection One Alarm
Monitoring, Inc. 7.375%,
8/15/05.......................     Ba          500        497,500

Rental Service Corp. 9%,
5/15/08.......................     B           750        751,875
United Rentals, Inc. 144A
8.80%, 8/15/08(b).............     B           500        501,250

United Rentals, Inc. Series B
9.50%, 6/1/08.................     B           250        261,875

Williams Scotsman, Inc.
9.875%, 6/1/07................     B            50         51,625
                                                     ------------
                                                        2,953,719
                                                     ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.6%
Orion Network Systems 0%,
1/15/07(c)....................     B            90         50,400
Sprint Spectrum L.P. 0%,
8/15/06(c)....................    Baa          500        457,500
                                                     ------------
                                                          507,900
                                                     ------------
TRUCKERS--0.8%
Trico Marine Services, Inc.
Series G 8.50%, 8/1/05........     Ba          300        247,500
WASTE MANAGEMENT--2.4%
Waste Management, Inc. 6.125%,
7/15/01(c)....................    Baa          750        754,079
-----------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $23,821,098)                          23,861,201
-----------------------------------------------------------------

                       See Notes to Financial Statements                       5

Phoenix-Seneca Bond Fund

                                            PAR
                                MOODY'S    VALUE
                                 RATING    (000)        VALUE
                                --------  --------   ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--3.1%
DLJ Commercial Mortgage Corp.
98-CG1, A1A 6.11%, 12/10/07...   AAA(d)   $    954   $    958,299
GE Capital Mortgage Services,
Inc. 94-21, B1 6.50%
8/25/09.......................     A            31         30,693
-----------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $981,317)                                988,992
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS--4.4%
JAPAN--0.6%
SB Treasury Co. LLC Series A
144A 9.40%, 12/29/49(b)(c)....    Baa          200        196,356
POLAND--1.6%
TPSA Finance 144A 7.75%,
12/10/08(b)...................    Baa          500        495,313
UNITED KINGDOM--2.2%
Abbey National PLC 7.35%,
10/29/49(c)...................     Aa          100        102,239
Credit Suisse Group 144A
7.90%, 5/29/49(b)(c)..........     A           350        355,968
Terra Nova (U.K.) Holdings
7.20%, 8/15/07................    Baa          250        252,087
                                                     ------------
                                                          710,294
                                                     ------------
-----------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,421,755)                            1,401,963
-----------------------------------------------------------------


                                           SHARES
                                          --------
CONVERTIBLE PREFERRED STOCKS--3.4%
COMPUTERS (SOFTWARE & SERVICES)--2.8%
Microsoft Corp. Series A Cv.
Pfd. $2.196...................               9,250        911,125
REITS--0.3%
Equity Office Properties Trust
Series B Cv. Pfd. 144A
5.25%(b)......................               2,000         83,000
                                           SHARES       VALUE
                                          --------   ------------
SERVICES (COMMERCIAL & CONSUMER)--0.3%
United Rentals, Inc. Cv. Pfd.
144A 6.50%(b).................               2,000   $     89,000
-----------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,030,000)                            1,083,125
-----------------------------------------------------------------
COMMON STOCKS--0.6%
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Kinder Morgan Energy Partners,
L.P...........................               5,300        183,512
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $195,106)                                183,512
-----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.3%
(IDENTIFIED COST $31,148,911)                          31,188,661
-----------------------------------------------------------------

                                STANDARD    PAR
                                & POOR'S   VALUE
                                 RATING    (000)
                                --------  --------
SHORT-TERM OBLIGATIONS--4.4%
COMMERCIAL PAPER--4.0%
American Stores 5.121%,
4/1/99........................    A-2     $    800        800,000
Texas Utilities 5.152%,
4/1/99........................    A-2          500        500,000
                                                     ------------
                                                        1,300,000
                                                     ------------
REPURCHASE AGREEMENT--0.4%
State Street Bank & Trust Co.
repurchase agreement, 4.25%,
dated 3/31/99 due 4/1/99,
repurchase price $126,015
collateralized by U.S.
Treasury Bond 5.25%, 1/31/01,
market value $131,701.........                 126        126,000
-----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,426,000)                            1,426,000
-----------------------------------------------------------------

TOTAL INVESTMENTS--101.7%
(IDENTIFIED COST $32,574,911)                          32,614,661(a)
Cash and receivables, less liabilities--(1.7%)           (535,735)
                                                     ------------
NET ASSETS--100.0%                                   $ 32,078,926
                                                     ------------
                                                     ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $463,007 and gross depreciation of $423,257 for federal income tax purposes. At March 31, 1999, the aggregate cost of securities for federal income tax purposes was $32,574,911.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1999, these securities amounted to a value of $7,000,792 or 21.8% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(e)  All or a portion segregated as collateral.
(f)  When issued.

6                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $32,574,911)                               $   32,614,661
Cash                                                                   1,084
Receivables
  Interest                                                           498,977
  Fund shares sold                                                   147,716
Deferred organization expenses                                        18,871
Prepaid expenses                                                       1,962
                                                              --------------
    Total assets                                                  33,283,271
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,144,070
  Fund shares repurchased                                              1,200
  Transfer agent fee                                                  30,545
  Investment advisory fee                                             12,802
  Financial agent fee                                                  5,944
  Distribution fee                                                     2,818
  Trustees' fee                                                        1,740
Accrued expenses                                                       5,226
                                                              --------------
    Total liabilities                                              1,204,345
                                                              --------------
NET ASSETS                                                        32,078,926
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   31,804,109
Undistributed net investment income                                   46,009
Accumulated net realized gain                                        189,058
Net unrealized appreciation                                           39,750
                                                              --------------
NET ASSETS                                                    $   32,078,926
                                                              --------------
                                                              --------------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $30,043,621)                 2,826,311
Net asset value and offering price per share                          $10.63
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $890,416)                       84,061
Net asset value per share                                             $10.59
Offering price per share $10.59/(1-4.75%)                             $11.12
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $785,847)                       74,247
Net asset value and offering price per share                          $10.58
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $359,042)                       33,922
Net asset value and offering price per share                          $10.58

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $1,093,007
Dividends                                                         22,743
                                                              ----------
    Total investment income                                    1,115,750
                                                              ----------
EXPENSES
Investment advisory fee                                           74,332
Distribution fee, Class A                                            989
Distribution fee, Class B                                          2,076
Distribution fee, Class C                                          2,269
Financial agent fee                                               34,904
Transfer agent                                                    35,221
Trustees                                                          11,740
Registration                                                       7,003
Professional                                                       5,825
Amortization of deferred organization expenses                     5,314
Custodian                                                          5,243
Printing                                                           3,520
Miscellaneous                                                      2,326
                                                              ----------
    Total expenses                                               190,762
    Less expenses borne by investment adviser                    (15,808)
    Custodian fees paid indirectly                                (1,226)
                                                              ----------
    Net expenses                                                 173,728
                                                              ----------
NET INVESTMENT INCOME                                            942,022
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities                                  211,810
Net change in unrealized appreciation (depreciation) on
  investments                                                   (146,338)
                                                              ----------
NET GAIN ON INVESTMENTS                                           65,472
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,007,494
                                                              ----------
                                                              ----------

                       See Notes to Financial Statements                       7

Phoenix-Seneca Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Six Months
                                               Ended
                                              3/31/99         Year Ended
                                            (Unaudited)         9/30/98
                                          ---------------   ---------------
FROM OPERATIONS
  Net investment income (loss)            $       942,022   $       815,720
  Net realized gain (loss)                        211,810           272,954
  Net change in unrealized appreciation
    (depreciation)                               (146,338)          (52,850)
                                          ---------------   ---------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                  1,007,494         1,035,824
                                          ---------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                 (841,595)         (816,277)
  Net investment income, Class A                  (21,948)           (4,720)
  Net investment income, Class B                   (9,907)           (2,101)
  Net investment income, Class C                  (10,774)           (3,926)
  Net realized gains, Class X                    (237,256)         (157,929)
  Net realized gains, Class A                      (6,691)               --
  Net realized gains, Class B                      (3,366)               --
  Net realized gains, Class C                      (4,337)               --
                                          ---------------   ---------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (1,135,874)         (984,953)
                                          ---------------   ---------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (324,964
    and 1,869,631 shares, respectively)         3,448,649        20,104,967
  Net asset value of shares issued from
    reinvestment of distributions
    (100,008 and 89,132 shares,
    respectively)                               1,063,139           952,261
  Cost of shares repurchased (75,478 and
    334,511 shares, respectively)                (803,033)       (3,582,416)
                                          ---------------   ---------------
Total                                           3,708,755        17,474,812
                                          ---------------   ---------------
CLASS A
  Proceeds from sales of shares (93,001
    and 48,090 shares, respectively)              986,257           515,460
  Net asset value of shares issued from
    reinvestment of distributions
    (2,126 and 388 shares, respectively)           22,572             4,147
  Cost of shares repurchased (43,683 and
    15,861 shares, respectively)                 (461,933)         (168,344)
                                          ---------------   ---------------
Total                                             546,896           351,263
                                          ---------------   ---------------
CLASS B
  Proceeds from sales of shares (67,853
    and 23,658 shares, respectively)              717,245           253,821
  Net asset value of shares issued from
    reinvestment of distributions
    (631 and 135 shares, respectively)              6,693             1,443
  Cost of shares repurchased (16,117 and
    1,913 shares, respectively)                  (170,819)          (20,509)
                                          ---------------   ---------------
Total                                             553,119           234,755
                                          ---------------   ---------------
CLASS C
  Proceeds from sales of shares (29,462
    and 40,951 shares, respectively)              312,680           439,691
  Net asset value of shares issued from
    reinvestment of distributions
    (517 and 183 shares, respectively)              5,490             1,951
  Cost of shares repurchased (37,191 and
    0 shares, respectively)                      (395,138)               --
                                          ---------------   ---------------
Total                                             (76,968)          441,642
                                          ---------------   ---------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                                4,731,802        18,502,472
                                          ---------------   ---------------
  NET INCREASE IN NET ASSETS                    4,603,422        18,553,343
NET ASSETS
  Beginning of period                          27,475,504         8,922,161
                                          ---------------   ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $46,009 AND $(11,789), RESPECTIVELY]  $    32,078,926   $    27,475,504
                                          ---------------   ---------------
                                          ---------------   ---------------

8                      See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS X
                                          ------------------------------------------------------------------
                                           SIX MONTHS                  YEAR ENDED                   FROM
                                             ENDED                    SEPTEMBER 30,               INCEPTION
                                            3/31/99           -----------------------------       3/7/96 TO
                                          (UNAUDITED)             1998             1997            9/30/96
Net asset value, beginning of period       $  10.68            $     10.47      $     10.09      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                 0.34(6)                0.56             0.62(1)       0.31(1)
  Net realized and unrealized gain
    (loss)                                     0.02                   0.40             0.47          0.08
                                             ------                 ------           ------         -----
      TOTAL FROM INVESTMENT OPERATIONS         0.36                   0.96             1.09          0.39
                                             ------                 ------           ------         -----
LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.32)                 (0.57)           (0.69)        (0.30)
  Dividends from net realized gains           (0.09)                 (0.18)           (0.02)           --
                                             ------                 ------           ------         -----
      TOTAL DISTRIBUTIONS                     (0.41)                 (0.75)           (0.71)        (0.30)
                                             ------                 ------           ------         -----
Change in net asset value                     (0.05)                  0.21             0.38          0.09
                                             ------                 ------           ------         -----
NET ASSET VALUE, END OF PERIOD             $  10.63            $     10.68      $     10.47      $  10.09
                                             ------                 ------           ------         -----
                                             ------                 ------           ------         -----
Total return(2)                                3.41%(4)               9.44%           11.26%         4.02%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $ 30,044            $    26,455      $     8,922      $  3,927

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.07%(3)(7)            1.66%            1.53%(5)      0.56%(3)(5)
  Net investment income (loss)                 6.43%(3)               5.92%            6.31%         7.54%(3)
Portfolio turnover                               44%(4)                112%           99.68%        52.82%(4)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.47 and $(0.05) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.41% and 9.31% for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(6)  Computed using average shares outstanding.
(7) For the six months ended March 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                       9

Phoenix-Seneca Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                 CLASS A                             CLASS B                            CLASS C
                      ------------------------------       ---------------------------       ------------------------------
                         SIX                                  SIX                               SIX
                       MONTHS                FROM           MONTHS             FROM           MONTHS                FROM
                        ENDED              INCEPTION         ENDED           INCEPTION         ENDED              INCEPTION
                       3/31/99             7/1/98 TO        3/31/99          7/1/98 TO        3/31/99             7/1/98 TO
                      (UNAUDITED)           9/30/98        (UNAUDITED)        9/30/98        (UNAUDITED)           9/30/98
Net asset value,
  beginning of
  period              $10.68               $10.79          $10.67            $10.79          $10.67               $10.79
INCOME FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income (loss)       0.27(1)(10)          0.13(1)(10)     0.23(2)(10)       0.11(2)(10)     0.23(3)(10)          0.10(3)(10)
  Net realized and
    unrealized gain
    (loss)              0.01                (0.07)           0.01             (0.08)           0.01                (0.07)
                      ---------            ---------       ---------         ---------       ---------            ---------
      TOTAL FROM
        INVESTMENT
        OPERATIONS      0.28                 0.06            0.24              0.03            0.24                 0.03
                      ---------            ---------       ---------         ---------       ---------            ---------
LESS DISTRIBUTIONS:
  Dividends from net
    investment
    income             (0.28)               (0.17)          (0.24)            (0.15)          (0.24)               (0.15)
  Dividends from net
    realized gains     (0.09)                  --           (0.09)               --           (0.09)                  --
                      ---------            ---------       ---------         ---------       ---------            ---------
      TOTAL
       DISTRIBUTIONS   (0.37)               (0.17)          (0.33)            (0.15)          (0.33)               (0.15)
                      ---------            ---------       ---------         ---------       ---------            ---------
Change in net asset
  value                (0.09)               (0.11)          (0.09)            (0.12)          (0.09)               (0.12)
                      ---------            ---------       ---------         ---------       ---------            ---------
NET ASSET VALUE, END
  OF PERIOD           $10.59               $10.68          $10.58            $10.67          $10.58               $10.67
                      ---------            ---------       ---------         ---------       ---------            ---------
                      ---------            ---------       ---------         ---------       ---------            ---------
Total return(4)         2.67%(6)             0.53%(6)        2.29%(6)          0.28%(6)        2.29%(6)             0.28%(6)

RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (thousands)    $890                 $348            $786              $234            $359                 $439

RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses    2.45%(5)(7)(11)      2.45%(5)(7)     3.20%(5)(8)(11)   3.20%(5)(8)     3.20%(5)(9)(11)      3.20%(5)(9)
  Net investment
    income (loss)       5.13%(5)             5.17%(5)        4.38%(5)          4.42%(5)        4.27%(5)             4.27%(5)
Portfolio turnover        44%(6)              112%(6)          44%(6)           112%(6)          44%(6)              112%(6)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.23 and $(0.03) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.07 and $(0.21) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(3) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.09 and $(0.08) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(4) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(5)  Annualized.
(6)  Not annualized.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.40% and 8.99% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(8) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.17% and 15.79% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(9) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.80% and 11.22% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(10) Computed using average shares outstanding.
(11) For the six months ended March 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

10                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                         INVESTMENTS AT MARCH 31, 1999
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------

COMMON STOCKS--93.3%

BANKS (MAJOR REGIONAL)--3.8%
Mellon Bank Corp........................                34,930   $   2,458,199
BEVERAGES (ALCOHOLIC)--3.9%
Anheuser-Busch Companies, Inc...........                32,410       2,469,237

BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
Chancellor Media Corp.(b)...............                29,340       1,382,647

COMMUNICATIONS EQUIPMENT--6.6%
Lucent Technologies, Inc................                17,750       1,912,562
Motorola, Inc...........................                31,820       2,330,815
                                                                 -------------
                                                                     4,243,377
                                                                 -------------

COMPUTERS (HARDWARE)--6.7%
International Business Machines Corp....                10,660       1,889,485
Sun Microsystems, Inc.(b)...............                19,400       2,423,787
                                                                 -------------
                                                                     4,313,272
                                                                 -------------
COMPUTERS (NETWORKING)--2.0%
Cisco Systems, Inc.(b)..................                11,380       1,246,821

COMPUTERS (PERIPHERALS)--3.6%
EMC Corp.(b)............................                18,080       2,309,720

COMPUTERS (SOFTWARE & SERVICES)--4.4%
Microsoft Corp.(b)......................                31,740       2,844,697

CONSUMER FINANCE--3.5%
Providian Financial Corp................                20,620       2,268,200

DISTRIBUTORS (FOOD & HEALTH)--4.2%
Cardinal Health, Inc....................                23,375       1,542,750
McKesson HBOC, Inc......................                17,390       1,147,740
                                                                 -------------
                                                                     2,690,490
                                                                 -------------

ELECTRICAL EQUIPMENT--3.5%
General Electric Co.....................                20,480       2,265,600
ELECTRONICS (SEMICONDUCTORS)--5.7%
Intel Corp..............................                15,990       1,904,809
Texas Instruments, Inc..................                17,710       1,757,718
                                                                 -------------
                                                                     3,662,527
                                                                 -------------

                                                      SHARES         VALUE
                                                     ---------   -------------

FINANCIAL (DIVERSIFIED)--7.8%
Citigroup, Inc..........................                39,680   $   2,534,560
Morgan Stanley Dean Witter & Co.........                24,500       2,448,469
                                                                 -------------
                                                                     4,983,029
                                                                 -------------

FOODS--1.9%
General Mills, Inc......................                16,480       1,245,270

HEALTH CARE (DIVERSIFIED)--3.5%
Bristol-Myers Squibb Co.................                34,640       2,227,785

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
Guidant Corp.(b)........................                 9,000         544,500

HOUSEHOLD PRODUCTS (NON-DURABLES)--1.7%
Colgate-Palmolive Co....................                12,140       1,116,880

MANUFACTURING (DIVERSIFIED)--4.2%
Tyco International Ltd..................                24,060       1,726,305
United Technologies Corp................                 7,220         977,859
                                                                 -------------
                                                                     2,704,164
                                                                 -------------

OFFICE EQUIPMENT & SUPPLIES--2.3%
Pitney Bowes, Inc.......................                22,730       1,449,038

PAPER & FOREST PRODUCTS--1.4%
Georgia-Pacific Group...................                11,640         864,270

RETAIL (GENERAL MERCHANDISE)--2.2%
Wal-Mart Stores, Inc....................                14,950       1,378,203

RETAIL (SPECIALTY)--3.1%
Staples, Inc.(b)........................                60,800       1,998,800

RETAIL (SPECIALTY-APPAREL)--2.5%
TJX Companies, Inc. (The)...............                47,810       1,625,540

SERVICES (ADVERTISING/MARKETING)--3.7%
Lamar Advertising Co.(b)................                15,750         534,516
Outdoor Systems, Inc.(b)................                60,710       1,821,300
                                                                 -------------
                                                                     2,355,816
                                                                 -------------

TELECOMMUNICATIONS (LONG DISTANCE)--2.7%
MCI WorldCom, Inc.(b)...................                19,650       1,740,253

                       See Notes to Financial Statements                      11

Phoenix-Seneca Growth Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
TELEPHONE--5.3%
Bell Atlantic Corp......................                34,300   $   1,772,881
SBC Communications, Inc.(b).............                33,780       1,591,883
                                                                 -------------
                                                                     3,364,764
                                                                 -------------
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $46,702,238)                                       59,753,099
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.4%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.4%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)............................                22,260       1,552,635
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,816,996)                                         1,552,635
------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS--0.6%

UNIT INVESTMENT TRUSTS--0.6%
S&P 500 Depository Receipts.............                 2,710         348,235
------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $352,547)                                             348,235
------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.3%
(IDENTIFIED COST $48,871,781)                                       61,653,969
------------------------------------------------------------------------------


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   -------------

SHORT-TERM OBLIGATIONS--3.9%

REPURCHASE AGREEMENT--3.9%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 3/31/99 due
4/1/99, repurchase price $2,512,297
collateralized by U.S. Treasury Bond
8.50%, 2/15/20, market value
$2,565,938..............................             $   2,512   $   2,512,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,512,000)                                         2,512,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $51,383,781)                                       64,165,969(a)
Cash and receivables, less liabilities--(0.2%)                        (118,927)
                                                                 -------------
NET ASSETS--100.0%                                               $  64,047,042
                                                                 -------------
                                                                 -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,498,363 and gross depreciation of $860,553 for federal income tax purposes. At March 31, 1999, the aggregate cost of securities for federal income tax purposes was $51,528,159.
(b)  Non-income producing.

12                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $51,383,781)                               $64,165,969
Cash                                                                  728
Receivables
  Fund shares sold                                                153,537
  Dividends and interest                                           23,646
Deferred organization expenses                                     19,189
Prepaid expenses                                                    5,854
                                                              -----------
    Total assets                                               64,368,923
                                                              -----------
LIABILITIES
Payables
  Investment securities purchased                                 163,494
  Fund shares repurchased                                          23,000
  Investment advisory fee                                          34,858
  Transfer agent fee                                               32,530
  Distribution fee                                                 11,458
  Financial agent fee                                               7,371
  Trustees' fee                                                     3,501
Accrued expenses                                                   45,669
                                                              -----------
    Total liabilities                                             321,881
                                                              -----------
NET ASSETS                                                    $64,047,042
                                                              -----------
                                                              -----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $50,179,909
Undistributed net investment loss                                (108,938)
Accumulated net realized gain                                   1,193,883
Net unrealized appreciation                                    12,782,188
                                                              -----------
NET ASSETS                                                    $64,047,042
                                                              -----------
                                                              -----------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $32,733,208)              1,750,447
Net asset value and offering price per share                       $18.70
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $27,875,856)              1,515,898
Net asset value per share                                          $18.39
Offering price per share $18.39/(1-4.75%)                          $19.31
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,511,480)                 137,779
Net asset value and offering price per share                       $18.23
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $926,498)                    50,858
Net asset value and offering price per share                       $18.22

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   202,884
Interest                                                           67,271
                                                              -----------
    Total investment income                                       270,155
                                                              -----------
EXPENSES
Investment advisory fee                                           201,919
Distribution fee, Class A                                          30,050
Distribution fee, Class B                                           7,497
Distribution fee, Class C                                           1,954
Financial agent fee                                                34,904
Transfer agent                                                     35,221
Professional                                                       17,325
Printing                                                           13,986
Trustees                                                           13,501
Registration                                                       11,266
Custodian                                                           9,692
Amortization of deferred organization expenses                      4,996
Miscellaneous                                                       9,300
                                                              -----------
    Total expenses                                                391,611
    Less expenses borne by investment advisor                     (12,518)
                                                              -----------
    Net expenses                                                  379,093
                                                              -----------
NET INVESTMENT LOSS                                              (108,938)
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities                                 1,264,246
Net change in unrealized appreciation (depreciation) on
  investments                                                  10,873,139
                                                              -----------
NET GAIN ON INVESTMENTS                                        12,137,385
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $12,028,447
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements                      13

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended
                                               3/31/99         Year Ended
                                             (Unaudited)        9/30/98
                                          -----------------   ------------
FROM OPERATIONS
  Net investment income (loss)               $  (108,938)     $    (23,589)
  Net realized gain (loss)                     1,264,246         5,786,850
  Net change in unrealized appreciation
    (depreciation)                            10,873,139        (3,716,413)
                                          -----------------   ------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                12,028,447         2,046,848
                                          -----------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                      --           (28,234)
  Net realized gains, Class X                 (2,678,808)       (2,638,126)
  Net realized gains, Class A                 (2,258,829)         (456,891)
  Net realized gains, Class B                   (125,921)               --
  Net realized gains, Class C                    (31,176)               --
                                          -----------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (5,094,734)       (3,123,251)
                                          -----------------   ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (64,050
    and 285,390 shares, respectively)          1,160,055         4,884,932
  Net asset value of shares issued from
    reinvestment of distributions
    (152,656 and 175,598 shares,
    respectively)                              2,665,381         2,655,713
  Cost of shares repurchased (331,889
    and 669,955 shares, respectively)         (5,961,382)      (11,501,669)
                                          -----------------   ------------
Total                                         (2,135,946)       (3,961,024)
                                          -----------------   ------------
CLASS A
  Proceeds from sales of shares (512,953
    and 903,203 shares, respectively)          9,063,795        16,095,224
  Net asset value of shares issued from
    reinvestment of distributions
    (131,082 and 30,397 shares,
    respectively)                              2,251,983           454,436
  Cost of shares repurchased (197,806
    and 233,349 shares, respectively)         (3,400,670)       (3,581,463)
                                          -----------------   ------------
Total                                          7,915,108        12,968,197
                                          -----------------   ------------
CLASS B
  Proceeds from sales of shares (105,488
    and 32,039 shares, respectively)           1,848,634           544,661
  Net asset value of shares issued from
    reinvestment of distributions
    (5,386 and 0 shares, respectively)            92,053                --
  Cost of shares repurchased (5,134 and
    0 shares, respectively)                      (91,097)               --
                                          -----------------   ------------
Total                                          1,849,590           544,661
                                          -----------------   ------------
CLASS C
  Proceeds from sales of shares (41,283
    and 7,802 shares, respectively)              732,897           139,674
  Net asset value of shares issued from
    reinvestment of distributions
    (1,802 and 0 shares, respectively)            30,779                --
  Cost of shares repurchased (29 and 0
    shares, respectively)                           (519)               --
                                          -----------------   ------------
Total                                            763,157           139,674
                                          -----------------   ------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                               8,391,909         9,691,508
                                          -----------------   ------------
  NET INCREASE IN NET ASSETS                  15,325,622         8,615,105
NET ASSETS
  Beginning of period                         48,721,420        40,106,315
                                          -----------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(108,938) AND $0, RESPECTIVELY]         $64,047,042      $ 48,721,420
                                          -----------------   ------------
                                          -----------------   ------------

14                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS X
                                          --------------------------------------------------------------------------
                                            SIX MONTHS                    YEAR ENDED                       FROM
                                              ENDED                      SEPTEMBER 30                   INCEPTION
                                             3/31/99          ----------------------------------        3/8/96 TO
                                           (UNAUDITED)             1998                1997              9/30/96
Net asset value, beginning of period      $     16.46         $        16.43      $        13.74      $     10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                  (0.02)(1)               0.00(1)             0.03(2)          0.03(2)
  Net realized and unrealized gain
    (loss)                                       3.87                   1.28                3.50             3.71
                                               ------                 ------             -------           ------
      TOTAL FROM INVESTMENT OPERATIONS           3.85                   1.28                3.53             3.74
                                               ------                 ------             -------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income             --                  (0.02)              (0.07)              --
  Dividends from net realized gains             (1.61)                 (1.23)              (0.77)              --
                                               ------                 ------             -------           ------
      TOTAL DISTRIBUTIONS                       (1.61)                 (1.25)              (0.84)              --
                                               ------                 ------             -------           ------
Change in net asset value                        2.24                   0.03                2.69             3.74
                                               ------                 ------             -------           ------
NET ASSET VALUE, END OF PERIOD            $     18.70         $        16.46      $        16.43      $     13.74
                                               ------                 ------             -------           ------
                                               ------                 ------             -------           ------
Total return(3)                                 24.09%(5)               8.48%              27.27%           37.40%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $32,733                $30,713             $34,093          $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                             1.15%(4)               1.14%               1.52%(6)         0.81%(4)(6)
  Net investment income (loss)                  (0.20)%(4)              0.02%               0.31%            0.76%(4)
Portfolio turnover                                 96%(5)                166%             145.69%           87.66%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.03 and $(0.09) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.

                       See Notes to Financial Statements                      15

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                  CLASS A
                                     ------------------------------------------------------------------
                                      SIX MONTHS                 YEAR ENDED                    FROM
                                        ENDED                   SEPTEMBER 30                INCEPTION
                                       3/31/99         ------------------------------       3/8/96 TO
                                     (UNAUDITED)           1998              1997            9/30/96
Net asset value, beginning of
  period                              $  16.23          $     16.28       $     13.63       $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)           (0.04)(1)            (0.06)(1)         (0.08)(2)         --(2)
  Net realized and unrealized gain        3.81                 1.24              3.50           3.63
                                        ------               ------      ------------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                        3.77                 1.18              3.42           3.63
                                        ------               ------      ------------         ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                  --                   --                --             --
  Dividends from net realized gains      (1.61)               (1.23)            (0.77)            --
                                        ------               ------      ------------         ------
      TOTAL DISTRIBUTIONS                (1.61)               (1.23)            (0.77)            --
                                        ------               ------      ------------         ------
Change in net asset value                 2.16                (0.05)             2.65           3.63
                                        ------               ------      ------------         ------
NET ASSET VALUE, END OF PERIOD        $  18.39          $     16.23       $     16.28       $  13.63
                                        ------               ------      ------------         ------
                                        ------               ------      ------------         ------
Total return(3)                          23.93%(5)             7.93%            26.51%         36.30%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $27,876              $17,364            $6,013           $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.43%(4)             1.55%             2.48%(6)       1.46%(4)(6)
  Net investment income (loss)           (0.51)%(4)           (0.36)%           (0.62)%         0.16%(4)
Portfolio turnover                          96%(5)              166%           145.69%         87.66%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.09) and $(0.34) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.

16                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                 CLASS B                                 CLASS C
                                     --------------------------------        --------------------------------
                                      SIX MONTHS             FROM             SIX MONTHS             FROM
                                        ENDED             INCEPTION             ENDED             INCEPTION
                                       3/31/99            7/1/98 TO            3/31/99            7/1/98 TO
                                     (UNAUDITED)           9/30/98           (UNAUDITED)           9/30/98
Net asset value, beginning of
  period                              $  16.19            $  18.71            $  16.18            $  18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)           (0.15)(1)(8)        (0.04)(1)(8)        (0.15)(2)(8)        (0.06)(2)(8)
  Net realized and unrealized gain
    (loss)                                3.80               (2.48)               3.80               (2.47)
                                     ------------        ------------        ------------        ------------
      TOTAL FROM INVESTMENT
        OPERATIONS                        3.65               (2.52)               3.65               (2.53)
                                     ------------        ------------        ------------        ------------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                  --                  --                  --                  --
  Dividends from net realized gains      (1.61)                 --               (1.61)                 --
                                     ------------        ------------        ------------        ------------
      TOTAL DISTRIBUTIONS                (1.61)                 --               (1.61)                 --
                                     ------------        ------------        ------------        ------------
Change in net asset value                 2.04               (2.52)               2.04               (2.53)
                                     ------------        ------------        ------------        ------------
NET ASSET VALUE, END OF PERIOD        $  18.23            $  16.19            $  18.22            $  16.18
                                     ------------        ------------        ------------        ------------
                                     ------------        ------------        ------------        ------------
Total return(3)                          23.21%(5)          (13.47)%(5)          23.23%(5)          (13.52)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                           $2,511                $519                $926                $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      2.60%(4)(6)         2.60%(4)(6)         2.60%(4)(7)         2.60%(4)(7)
  Net investment income (loss)           (1.71)%(4)          (1.12)%(4)          (1.74)%(4)          (1.39)%(4)
Portfolio turnover                          96%(5)             166%(5)              96%(5)             166%(5)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.20) and $(0.36) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.50) and $(0.79) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.23% and 12.48% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.57% and 20.24% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(8) Computed using average shares outstanding.

                       See Notes to Financial Statements                      17

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                         INVESTMENTS AT MARCH 31, 1999
                                  (UNAUDITED)

                                            SHARES        VALUE
                                           ---------   ------------

COMMON STOCKS--84.6%

BANKS (MAJOR REGIONAL)--10.0%
Comerica, Inc.................                10,665   $    665,896
Northern Trust Corp...........                 6,610        587,051
UnionBanCal Corp..............                17,270        588,259
                                                       ------------
                                                          1,841,206
                                                       ------------

BEVERAGES (ALCOHOLIC)--2.9%
Coors (Adolph) Co. Class B....                 9,870        532,980

BEVERAGES (NON-ALCOHOLIC)--2.0%
Whitman Corp..................                21,460        368,844

BIOTECHNOLOGY--2.9%
Centocor, Inc.(b).............                14,520        537,240

BROADCASTING (TELEVISION, RADIO & CABLE)--2.2%
Chancellor Media Corp.(b).....                 8,430        397,264

COMMUNICATIONS EQUIPMENT--7.0%
ADC Telecommunications,
Inc.(b).......................                10,810        515,502
American Tower Corp. Class
A(b)..........................                23,850        584,325
Crown Castle International
Corp.(b)......................                10,640        191,520
                                                       ------------
                                                          1,291,347
                                                       ------------
COMPUTERS (SOFTWARE & SERVICES)--8.8%
Citrix Systems, Inc.(b).......                 9,560        364,475
International Integration,
Inc.(b).......................                 3,990        127,680
USWeb Corp.(b)................                10,320        425,700
VERITAS Software Co.(b).......                 8,600        694,450
                                                       ------------
                                                          1,612,305
                                                       ------------

CONSUMER FINANCE--3.7%
Providian Financial Corp......                 6,265        689,150

ELECTRONICS (SEMICONDUCTORS)--12.0%
Micron Technology, Inc.(b)....                 8,150        393,237
RF Micro Devices, Inc.(b).....                 5,860        560,729
Uniphase Corp.(b).............                 5,050        581,381
Xilinx, Inc.(b)...............                16,600        673,338
                                                       ------------
                                                          2,208,685
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------

ENTERTAINMENT--3.5%
SFX Entertainment, Inc. Class
A(b)..........................                 9,890   $    638,523

FOODS--2.6%
Keebler Foods Co.(b)..........                13,280        484,720

HEALTH CARE (DIVERSIFIED)--2.3%
Mylan Laboratories, Inc.......                15,680        430,220

HEALTH CARE (GENERIC AND OTHER)--2.6%
Alpharma, Inc. Class A........                12,240        480,420

INSURANCE (MULTI-LINE)--1.7%
Annuity and Life Re
(Holdings), Ltd...............                13,990        320,021

INVESTMENT BANKING/BROKERAGE--4.0%
Donaldson, Lufkin & Jenrette,
Inc...........................                10,560        736,560

RETAIL (COMPUTERS & ELECTRONICS)--1.8%
Best Buy Co., Inc.(b).........                 6,260        325,520

RETAIL (SPECIALTY)--3.6%
Staples, Inc.(b)..............                20,085        660,294

RETAIL (SPECIALTY-APPAREL)--6.2%
Abercrombie & Fitch Co.(b)....                 6,130        563,960
TJX Companies, Inc. (The).....                16,730        568,820
                                                       ------------
                                                          1,132,780
                                                       ------------

SERVICES (ADVERTISING/MARKETING)--4.8%
Lamar Advertising Co.(b)......                 4,590        155,773
Outdoor Systems, Inc.(b)......                24,085        722,550
                                                       ------------
                                                            878,323
                                                       ------------
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $12,312,310)                            15,566,402
-------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.7%

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.7%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)..................                 7,020        489,645
-------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $540,242)                                  489,645
-------------------------------------------------------------------

18                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                                            SHARES        VALUE
                                           ---------   ------------
UNIT INVESTMENT TRUSTS--1.2%

UNIT INVESTMENT TRUSTS--1.2%
S&P 400 Mid-Cap Depository
Receipts......................                 3,280   $    225,295
-------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $225,902)                                  225,295
-------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--88.5%
(IDENTIFIED COST $13,078,454)                            16,281,342
-------------------------------------------------------------------


                                              PAR
                                             VALUE
                                             (000)
                                           ---------

SHORT-TERM OBLIGATIONS--11.3%

REPURCHASE AGREEMENT--11.3%
State Street Bank & Trust Co.
repurchase agreement, 4.25%,
dated 3/31/99 due 4/1/99,
repurchase price $2,084,246
collateralized by U.S.
Treasury Bond 8.50%, 2/15/20,
market value $2,126,250.......             $   2,084      2,084,000
-------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,084,000)                              2,084,000
-------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $15,162,454)                            18,365,342(a)
Cash and receivables, less liabilities--0.2%                 28,858
                                                       ------------
NET ASSETS--100.0%                                     $ 18,394,200
                                                       ------------
                                                       ------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,511,073 and gross depreciation of $308,616 for federal income tax purposes. At March 31, 1999, the aggregate cost of securities for federal income tax purposes was $15,162,885.
(b)  Non-income producing.

                       See Notes to Financial Statements                      19

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $15,162,454)                               $18,365,342
Cash                                                                   41
Receivables
  Investment securities sold                                      318,668
  Fund shares sold                                                130,980
  Dividends and interest                                           11,250
Deferred organization expenses                                     19,005
Prepaid expenses                                                    1,980
                                                              -----------
    Total assets                                               18,847,266
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased                                         318,312
  Investment securities purchased                                  51,265
  Transfer agent fee                                               32,799
  Investment advisory fee                                          15,081
  Financial agent fee                                               5,945
  Distribution fee                                                  5,710
  Trustees' fee                                                     1,741
Accrued expenses                                                   22,213
                                                              -----------
    Total liabilities                                             453,066
                                                              -----------
NET ASSETS                                                     18,394,200
                                                              -----------
                                                              -----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $14,944,203
Undistributed net investment loss                                (106,319)
Accumulated net realized gain                                     353,428
Net unrealized appreciation                                     3,202,888
                                                              -----------
NET ASSETS                                                    $18,394,200
                                                              -----------
                                                              -----------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $11,627,473)                683,519
Net asset value and offering price per share                       $17.01
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,627,354)                 333,260
Net asset value per share                                          $16.89
Offering price per share $16.89/(1-4.75%)                          $17.73
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $694,198)                    41,371
Net asset value and offering price per share                       $16.78
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $445,175)                    26,541
Net asset value and offering price per share                       $16.77

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   45,691
Interest                                                          31,351
                                                              ----------
    Total investment income                                       77,042
                                                              ----------
EXPENSES
Investment advisory fee                                           65,811
Distribution fee, Class A                                          6,317
Distribution fee, Class B                                          1,988
Distribution fee, Class C                                          1,469
Financial agent fee                                               34,904
Transfer agent                                                    35,221
Printing                                                          13,970
Trustees                                                          11,740
Registration                                                      10,924
Amortization of deferred organization expenses                     5,315
Professional                                                       5,273
Custodian                                                          3,214
Miscellaneous                                                      2,297
                                                              ----------
    Total expenses                                               198,443
    Less expenses borne by investment adviser                    (15,082)
                                                              ----------
    Net expenses                                                 183,361
                                                              ----------
NET INVESTMENT LOSS                                             (106,319)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities                                  355,612
Net change in unrealized appreciation (depreciation) on
  investments                                                  3,428,088
                                                              ----------
NET GAIN ON INVESTMENTS                                        3,783,700
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $3,677,381
                                                              ----------
                                                              ----------

20                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            3/31/99       Year Ended
                                          (Unaudited)      9/30/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $   (106,319)  $   (201,569)
  Net realized gain (loss)                     355,612        895,515
  Net change in unrealized appreciation
    (depreciation)                           3,428,088     (1,612,591)
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                3,677,381       (918,645)
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X                 (355,856)    (1,092,044)
  Net realized gains, Class A                 (166,088)      (289,481)
  Net realized gains, Class B                  (11,063)            --
  Net realized gains, Class C                   (9,446)            --
                                          ------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (542,453)    (1,381,525)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (60,225
    and 135,008 shares, respectively)          974,155      2,127,609
  Net asset value of shares issued from
    reinvestment of distributions
    (21,703 and 84,041 shares,
    respectively)                              354,622      1,090,132
  Cost of shares repurchased (45,541 and
    142,018 shares, respectively)             (750,475)    (2,045,120)
                                          ------------   ------------
Total                                          578,302      1,172,621
                                          ------------   ------------
CLASS A
  Proceeds from sales of shares (120,439
    and 159,888 shares, respectively)        1,923,482      2,538,940
  Net asset value of shares issued from
    reinvestment of distributions
    (10,097 and 22,073 shares,
    respectively)                              163,976        286,061
  Cost of shares repurchased (63,846 and
    62,130 shares, respectively)            (1,057,633)      (947,854)
                                          ------------   ------------
Total                                        1,029,825      1,877,147
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (30,903
    and 10,599 shares, respectively)           500,268        169,635
  Net asset value of shares issued from
    reinvestment of distributions
    (684 and 0 shares, respectively)            11,063             --
  Cost of shares repurchased (815 and 0
    shares, respectively)                      (12,767)            --
                                          ------------   ------------
Total                                          498,564        169,635
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (19,124
    and 7,538 shares, respectively)            299,922        125,992
  Net asset value of shares issued from
    reinvestment of distributions
    (402 and 0 shares, respectively)             6,510             --
  Cost of shares repurchased (523 and 0
    shares, respectively)                       (8,775)            --
                                          ------------   ------------
Total                                          297,657        125,992
                                          ------------   ------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             2,404,348      3,345,395
                                          ------------   ------------
  NET INCREASE IN NET ASSETS                 5,539,276      1,045,225
NET ASSETS
  Beginning of period                       12,854,924     11,809,699
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(106,319) AND $0, RESPECTIVELY]      $ 18,394,200   $ 12,854,924
                                          ------------   ------------
                                          ------------   ------------

                       See Notes to Financial Statements                      21

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS X
                                          ------------------------------------------------------------------
                                           SIX MONTHS                 YEAR ENDED                    FROM
                                             ENDED                   SEPTEMBER 30                INCEPTION
                                            3/31/99        --------------------------------      3/8/96 TO
                                          (UNAUDITED)          1998                1997           9/30/96
Net asset value, beginning of period       $  13.81         $     16.47         $     14.97      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.09)(1)           (0.23)(1)(2)        (0.17)(2)      0.01(2)
  Net realized and unrealized gain
    (loss)                                     3.83               (0.58)               1.84          4.96
                                             ------              ------        ------------        ------
      TOTAL FROM INVESTMENT OPERATIONS         3.74               (0.81)               1.67          4.97
                                             ------              ------        ------------        ------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --                  --               (0.07)           --
  Dividends from net realized gains           (0.54)              (1.85)              (0.10)           --
                                             ------              ------        ------------        ------
      TOTAL DISTRIBUTIONS                     (0.54)              (1.85)              (0.17)           --
                                             ------              ------        ------------        ------
Change in net asset value                      3.20               (2.66)               1.50          4.97
                                             ------              ------        ------------        ------
NET ASSET VALUE, END OF PERIOD             $  17.01         $     13.81         $     16.47      $  14.97
                                             ------              ------        ------------        ------
                                             ------              ------        ------------        ------
Total return(3)                               27.26%(5)           (4.22)%             11.39%        49.70%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $ 11,627         $     8,940         $     9,390      $  7,428

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           2.00%(4)            2.10%(6)            1.74%(6)      0.90%(4)(6)
  Net investment income (loss)                (1.06)%(4)          (1.49)%             (0.97)%        0.27%(4)
Portfolio turnover                               99%(5)             206%             283.60%        72.34%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.27), $(0.33) and $(0.19) for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.38%, 2.77% and 5.73% for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.

22                     See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS A
                                          ------------------------------------------------------------------
                                           SIX MONTHS                 YEAR ENDED                    FROM
                                             ENDED                   SEPTEMBER 30                INCEPTION
                                            3/31/99        --------------------------------      3/8/96 TO
                                          (UNAUDITED)          1998                1997           9/30/96
Net asset value, beginning of period       $  13.75         $     16.49         $     14.94      $  10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.13)(1)           (0.30)(1)(2)        (0.25)(2)     (0.01)(2)
  Net realized and unrealized gain
    (loss)                                     3.81               (0.59)               1.90          4.95
                                             ------              ------        ------------        ------
      TOTAL FROM INVESTMENT OPERATIONS         3.68               (0.89)               1.65          4.94
                                             ------              ------        ------------        ------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --                  --                  --            --
  Dividends from net realized gains           (0.54)              (1.85)              (0.10)           --
                                             ------              ------        ------------        ------
      TOTAL DISTRIBUTIONS                     (0.54)              (1.85)              (0.10)           --
                                             ------              ------        ------------        ------
Change in net asset value                      3.14               (2.74)               1.55          4.94
                                             ------              ------        ------------        ------
NET ASSET VALUE, END OF PERIOD             $  16.89         $     13.75         $     16.49      $  14.94
                                             ------              ------        ------------        ------
                                             ------              ------        ------------        ------
Total return(3)                               26.94%(5)           (4.74)%             11.25%        49.30%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $  5,627         $     3,666         $     2,419      $  1,355

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           2.54%(4)            2.70%(6)            2.37%(6)      1.55%(4)(6)
  Net investment income (loss)                (1.61)%(4)          (1.95)%             (1.60)%       (0.46)%(4)
Portfolio turnover                               99%(5)             206%             283.60%        72.34%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.31), $(0.55) and $(0.20) for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.74%, 4.32% and 9.73% for the years ended September 30, 1998 and 1997 and the period ended September 30, 1996, respectively.

                       See Notes to Financial Statements                      23

Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                      CLASS B                                  CLASS C
                                          --------------------------------        ---------------------------------
                                           SIX MONTHS             FROM             SIX MONTHS              FROM
                                             ENDED             INCEPTION             ENDED              INCEPTION
                                            3/31/99            7/1/98 TO            3/31/99             7/1/98 TO
                                          (UNAUDITED)           9/30/98           (UNAUDITED)            9/30/98
Net asset value, beginning of period       $  13.73            $  17.15            $  13.72             $  17.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                (0.20)(1)(2)        (0.09)(1)(2)        (0.20)(1)(3)         (0.09)(1)(3)
  Net realized and unrealized gain
    (loss)                                     3.79               (3.33)               3.79                (3.34)
                                          ------------        ------------        ------------         ------------
      TOTAL FROM INVESTMENT OPERATIONS         3.59               (3.42)               3.59                (3.43)
                                          ------------        ------------        ------------         ------------
LESS DISTRIBUTIONS:
  Dividends from net investment income           --                  --                  --                   --
  Dividends from net realized gains           (0.54)                 --               (0.54)                  --
                                          ------------        ------------        ------------         ------------
      TOTAL DISTRIBUTIONS                     (0.54)                 --               (0.54)                  --
                                          ------------        ------------        ------------         ------------
Change in net asset value                      3.05               (3.42)               3.05                (3.43)
                                          ------------        ------------        ------------         ------------
NET ASSET VALUE, END OF PERIOD             $  16.78            $  13.73            $  16.77             $  13.72
                                          ------------        ------------        ------------         ------------
                                          ------------        ------------        ------------         ------------
Total return(4)                               26.31%(6)          (19.94)%(6)          26.32%(6)           (20.00)%(6)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $694                $145                $445                 $103

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           3.45%(5)(7)         3.45%(5)(7)         3.45%(5)(8)          3.45%(5)(8)
  Net investment income (loss)                (2.51)%(5)          (2.45)%(5)          (2.52)%(5)           (2.44)%(5)
Portfolio turnover                               99%(6)             206%(6)              99%(6)              206%(6)

(1) Computed using average shares outstanding.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.50) and $(0.69) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(3) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.63) and $(0.77) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(4) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(5) Annualized.
(6) Not annualized.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 7.15% and 20.80% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(8) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 8.71% and 21.14% for the periods ended March 31, 1999 and September 30, 1998, respectively.

24                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                         INVESTMENTS AT MARCH 31, 1999
                                  (UNAUDITED)

                                            SHARES        VALUE
                                           ---------   ------------

COMMON STOCKS--92.5%

REAL ESTATE INVESTMENT TRUSTS--92.4%

COMMERCIAL--34.3%
INDUSTRIAL--6.7%
Bedford Property Investors,
Inc...........................                41,600   $    608,400
Capital Trust Class A(b)......                31,500        153,562
First Industrial Realty Trust,
Inc...........................                24,500        586,469
                                                       ------------
                                                          1,348,431
                                                       ------------

MIXED - INDUSTRIAL/OFFICE--3.2%
TriNet Corporate Realty Trust,
Inc...........................                25,500        647,062
MORTGAGE BACKED--2.8%
Northstar Financial
Corp.(c)......................                35,000        560,000
OFFICE--21.6%
Cornerstone Properties,
Inc...........................                48,500        709,312
Equity Office Properties
Trust.........................                45,100      1,147,231
Mack-Cali Realty Corp.........                32,800        963,500
Prentiss Properties Trust.....                30,400        566,200
Spieker Properties, Inc.......                27,000        951,750
                                                       ------------
                                                          4,337,993
                                                       ------------
-------------------------------------------------------------------
TOTAL COMMERCIAL                                          6,893,486
-------------------------------------------------------------------
DIVERSIFIED--9.1%
Crescent Real Estate Equities
Co............................                36,000        774,000
Entertainment Properties
Trust.........................                12,000        207,000
Pacific Gulf Properties,
Inc...........................                47,050        846,900
                                                       ------------
                                                          1,827,900
                                                       ------------

LODGING/RESORTS--11.2%
FelCor Lodging Trust, Inc.....                37,275        864,314
MeriStar Hospitality Corp.....                27,374        497,865
Patriot American Hospitality,
Inc...........................                58,538        300,007
Starwood Hotel & Resorts
Worldwide, Inc................                16,000        457,000
Sunstone Hotel Investors,
Inc...........................                18,890        135,772
                                                       ------------
                                                          2,254,958
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------

RESIDENTIAL--24.6%
APARTMENTS--17.8%
Archstone Communities Trust...                32,996   $    664,045
Avalonbay Communities, Inc....                15,750        498,094
Berkshire Realty Company,
Inc...........................                22,257        249,000
Equity Residential Properties
Trust.........................                28,200      1,163,250
Essex Property Trust, Inc.....                35,000        914,375
Walden Residential Properties,
Inc...........................                 5,000         88,125
                                                       ------------
                                                          3,576,889
                                                       ------------

MANUFACTURED HOMES--6.8%
Chateau Communities, Inc......                20,700        569,250
Manufactured Home Communities,
Inc...........................                33,200        796,800
                                                       ------------
                                                          1,366,050
                                                       ------------
-------------------------------------------------------------------
TOTAL RESIDENTIAL                                         4,942,939
-------------------------------------------------------------------

RETAIL--13.2%
COMMUNITY/NEIGHBORHOOD--1.1%
Developers Diversified Realty
Corp..........................                15,200        217,550

REGIONAL MALLS--12.1%
Macerich Co. (The)............                38,400        871,200
Simon Property Group, Inc.....                20,415        560,137
Urban Shopping Centers,
Inc...........................                35,000      1,004,063
                                                       ------------
                                                          2,435,400
                                                       ------------
-------------------------------------------------------------------
TOTAL RETAIL                                              2,652,950
-------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $23,233,940)                            18,572,233
-------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--0.1%

DIVERSIFIED--0.1%
Catellus Development
Corp.(b)......................                 2,400         32,100
-------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $45,894)                                    32,100
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $23,279,834)                            18,604,333
-------------------------------------------------------------------

                       See Notes to Financial Statements                      25

Phoenix-Seneca Real Estate Securities Fund

                                            SHARES        VALUE
                                           ---------   ------------
CONVERTIBLE PREFERRED STOCKS--5.7%

REAL ESTATE INVESTMENT TRUSTS--5.7%

COMMERCIAL--3.0%
OFFICE--3.0%
Reckson Associates Realty
Corp. Series A Cv. Pfd.
7.625%........................                30,000   $    611,250

DIVERSIFIED--2.7%
Glenborough Realty Trust, Inc.
Series A Cv. Pfd. 7.75%.......                32,550        545,212
-------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $1,470,254)                              1,156,462
-------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,470,254)                              1,156,462
-------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $24,750,088)                            19,760,795(a)
Cash and receivables, less liabilities--1.8%                358,120
                                                       ------------
NET ASSETS--100.0%                                     $ 20,118,915
                                                       ------------
                                                       ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $192,397 and gross depreciation of $5,190,419 for federal income tax purposes. At March 31, 1999, the aggregate cost of securities for federal income tax purposes was $24,758,817.
(b)  Non-income producing.
(c)  Private Placement.

26                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $24,750,088)                               $19,760,795
Receivables
  Investment securities sold                                      253,515
  Dividends and Interest                                          210,916
Deferred organization expenses                                     18,871
Prepaid expenses                                                    3,886
                                                              -----------
    Total assets                                               20,247,983
                                                              -----------
LIABILITIES
Payables
  Fund shares repurchased                                          12,047
  Custodian                                                        10,795
  Transfer agent fee                                               35,632
  Investment advisory fee                                          30,713
  Financial agent fee                                               5,945
  Trustees' fee                                                     1,550
  Distribution fee                                                  1,351
Accrued expenses                                                   31,035
                                                              -----------
    Total liabilities                                             129,068
                                                              -----------
NET ASSETS                                                    $20,118,915
                                                              -----------
                                                              -----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $25,681,798
Undistributed net investment loss                                (116,187)
Accumulated net realized loss                                    (457,403)
Net unrealized depreciation                                    (4,989,293)
                                                              -----------
NET ASSETS                                                    $20,118,915
                                                              -----------
                                                              -----------
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,782,927)              1,935,184
Net asset value and offering price per share                        $9.71
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $971,659)                   101,161
Net asset value per share                                           $9.61
Offering price per share $9.61/(1-4.75%)                           $10.09
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $177,689)                    18,439
Net asset value and offering price per share                        $9.64
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $186,640)                  19,378
Net asset value and offering price per share                        $9.63

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $  547,286
Interest                                                           8,355
                                                              ----------
    Total investment income                                      555,641
                                                              ----------
EXPENSES
Investment advisory fee                                           93,052
Distribution fee, Class A                                          1,452
Distribution fee, Class B                                            709
Distribution fee, Class C                                            514
Financial agent fee                                               34,904
Transfer agent                                                    35,221
Trustees                                                          11,550
Professional                                                      11,325
Registration                                                       9,427
Printing                                                           7,333
Amortization of deferred organization expenses                     5,314
Custodian                                                          3,669
Miscellaneous                                                      3,246
                                                              ----------
    Total expenses                                               217,716
    Less expenses borne by investment adviser                    (21,473)
                                                              ----------
    Net expenses                                                 196,243
                                                              ----------
NET INVESTMENT INCOME                                            359,398
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on securities                                 (447,694)
Net change in unrealized appreciation (depreciation) on
  investments                                                 (1,613,565)
                                                              ----------
NET LOSS ON INVESTMENTS                                       (2,061,259)
                                                              ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(1,701,861)
                                                              ----------
                                                              ----------

                       See Notes to Financial Statements                      27

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months
                                                 Ended
                                                3/31/99             Year Ended
                                              (Unaudited)             9/30/98
                                          -------------------   -------------------
FROM OPERATIONS
  Net investment income (loss)                $   359,398           $ 1,139,214
  Net realized gain (loss)                       (447,694)              551,625
  Net change in unrealized appreciation
    (depreciation)                             (1,613,565)           (7,262,351)
                                          -------------------   -------------------
  DECREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                                 (1,701,861)           (5,571,512)
                                          -------------------   -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                 (611,965)             (927,830)
  Net investment income, Class A                  (28,379)              (63,404)
  Net investment income, Class B                   (3,214)                 (523)
  Net investment income, Class C                   (1,812)                 (508)
  Net realized gains, Class X                    (499,713)           (1,123,456)
  Net realized gains, Class A                     (30,097)             (124,174)
  Net realized gains, Class B                      (4,310)                   --
  Net realized gains, Class C                      (2,368)                   --
                                          -------------------   -------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS              (1,181,858)           (2,239,895)
                                          -------------------   -------------------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (192,347
    and 190,605 shares, respectively)           1,923,506             2,502,892
  Net asset value of shares issued from
    reinvestment of distributions
    (110,658 and 153,188 shares,
    respectively)                               1,098,655             2,018,886
  Cost of shares repurchased (329,836
    and 297,712 shares, respectively)          (3,346,299)           (3,754,823)
                                          -------------------   -------------------
Total                                            (324,138)              766,955
                                          -------------------   -------------------
CLASS A
  Proceeds from sales of shares (6,150
    and 31,969 shares, respectively)               62,281               436,921
  Net asset value of shares issued from
    reinvestment of distributions
    (5,572 and 13,501 shares,
    respectively)                                  54,903               179,472
  Cost of shares repurchased (33,969 and
    138,471 shares, respectively)                (338,924)           (1,815,501)
                                          -------------------   -------------------
Total                                            (221,740)           (1,199,108)
                                          -------------------   -------------------
CLASS B
  Proceeds from sales of shares (9,761
    and 8,978 shares, respectively)               101,855               113,001
  Net asset value of shares issued from
    reinvestment of distributions
    (759 and 47 shares, respectively)               7,524                   523
  Cost of shares repurchased (304 and
    802 shares, respectively)                      (2,979)               (9,281)
                                          -------------------   -------------------
Total                                             106,400               104,243
                                          -------------------   -------------------
CLASS C
  Proceeds from sales of shares (10,978
    and 7,932 shares, respectively)               108,050               100,250
  Net asset value of shares issued from
    reinvestment of distributions
    (422 and 46 shares, respectively)               4,179                   506
  Cost of shares repurchased (0 and 0
    shares, respectively)                              (3)                   --
                                          -------------------   -------------------
Total                                             112,226               100,756
                                          -------------------   -------------------
  DECREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                                 (327,252)             (227,154)
                                          -------------------   -------------------
  NET DECREASE IN NET ASSETS                   (3,210,971)           (8,038,561)
NET ASSETS
  Beginning of period                          23,329,886            31,368,447
                                          -------------------   -------------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(116,187) AND $169,785,
    RESPECTIVELY]                             $20,118,915           $23,329,886
                                          -------------------   -------------------
                                          -------------------   -------------------

28                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                CLASS X
                                     -------------------------------------------------------------
                                      SIX MONTHS             YEAR ENDED                   FROM
                                        ENDED               SEPTEMBER 30,               INCEPTION
                                       3/31/99      -----------------------------      3/12/96 TO
                                     (UNAUDITED)       1998              1997            9/30/96
Net asset value, beginning of
  period                              $  11.11       $   14.71        $     11.10      $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.18            0.54               0.13(1)       0.13(1)
  Net realized and unrealized gain
    (loss)                               (1.02)          (3.10)              3.77          1.10
                                        ------      ----------             ------         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.84)          (2.56)              3.90          1.23
                                        ------      ----------             ------         -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.31)          (0.46)             (0.28)        (0.13)
  Dividends from net realized gains      (0.25)          (0.58)             (0.01)           --
                                        ------      ----------             ------         -----
      TOTAL DISTRIBUTIONS                (0.56)          (1.04)             (0.29)        (0.13)
                                        ------      ----------             ------         -----
Change in net asset value                (1.40)          (3.60)              3.61          1.10
                                        ------      ----------             ------         -----
NET ASSET VALUE, END OF PERIOD        $   9.71       $   11.11        $     14.71      $  11.10
                                        ------      ----------             ------         -----
                                        ------      ----------             ------         -----
Total return(2)                          (7.59)%(4)     (18.33)%            35.44%        12.39%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $ 18,783       $  21,794        $    28,193      $  1,073

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      1.70%(3)        1.47%              1.99%(5)      1.00%(3)(5)
  Net investment income (loss)            3.37%(3)        4.14%              2.38%         4.39%(3)
Portfolio turnover                           5%(4)          53%             75.68%        30.70%(4)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.13 and $(1.45) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.99% and 53.04% for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.

                       See Notes to Financial Statements                      29

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                     --------------------------------------------------------------------
                                      SIX MONTHS                   YEAR ENDED                    FROM
                                        ENDED                     SEPTEMBER 30,               INCEPTION
                                       3/31/99            -----------------------------       3/12/96 TO
                                     (UNAUDITED)             1998              1997            9/30/96
Net asset value, beginning of
  period                              $  11.00             $   14.68        $     11.08       $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            0.07(1)               0.35               0.03(1)        0.13(1)
  Net realized and unrealized gain
    (loss)                               (0.97)                (3.08)              3.78           1.08
                                         -----                 -----              -----          -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.90)                (2.73)              3.81           1.21
                                         -----                 -----              -----          -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                               (0.24)                (0.37)             (0.20)         (0.13)
  Dividends from net realized gains      (0.25)                (0.58)             (0.01)            --
                                         -----                 -----              -----          -----
      TOTAL DISTRIBUTIONS                (0.49)                (0.95)             (0.21)         (0.13)
                                         -----                 -----              -----          -----
Change in net asset value                (1.39)                (3.68)              3.60           1.08
                                         -----                 -----              -----          -----
NET ASSET VALUE, END OF PERIOD        $   9.61             $   11.00        $     14.68       $  11.08
                                         -----                 -----              -----          -----
                                         -----                 -----              -----          -----
Total return(2)                          (8.21)%(4)           (19.52)%            34.54%         12.22%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                         $    972             $   1,357        $     3,176       $    222

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      3.05%(3)(5)           2.76%              2.91%(5)       1.65%(3)(5)
  Net investment income (loss)            2.00%(3)              2.45%              1.37%          4.61%(3)
Portfolio turnover                           5%(4)                53%             75.68%         30.70%(4)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.02, $(0.04) and $(1.96) for the period ended March 31, 1999, the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(2) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.97%, 3.79% and 73.01% for the period ended March 31, 1999, the year ended September 30, 1997 and the period ended September 30, 1996, respectively.

30                     See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  CLASS B                                   CLASS C
                                     ---------------------------------         ---------------------------------
                                      SIX MONTHS              FROM              SIX MONTHS              FROM
                                        ENDED              INCEPTION              ENDED              INCEPTION
                                       3/31/99             7/1/98 TO             3/31/99             7/1/98 TO
                                     (UNAUDITED)            9/30/98            (UNAUDITED)            9/30/98
Net asset value, beginning of
  period                              $  11.01             $  12.58             $  11.01             $  12.58
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)            0.10(1)              0.07(1)              0.16(2)              0.07(2)
  Net realized and unrealized gain       (1.03)               (1.58)               (1.10)               (1.58)
                                         -----                -----                -----                -----
      TOTAL FROM INVESTMENT
        OPERATIONS                       (0.93)               (1.51)               (0.94)               (1.51)
                                         -----                -----                -----                -----
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                               (0.19)               (0.06)               (0.19)               (0.06)
  Dividends from net realized gains      (0.25)                  --                (0.25)                  --
                                         -----                -----                -----                -----
      TOTAL DISTRIBUTIONS                (0.44)               (0.06)               (0.44)               (0.06)
                                         -----                -----                -----                -----
Change in net asset value                (1.37)               (1.57)               (1.38)               (1.57)
                                         -----                -----                -----                -----
NET ASSET VALUE, END OF PERIOD        $   9.64             $  11.01             $   9.63             $  11.01
                                         -----                -----                -----                -----
                                         -----                -----                -----                -----
Total return(3)                          (8.53)%(5)          (11.97)%(5)           (8.62)%(5)          (11.97)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $178                  $91                 $187                  $88

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      3.80%(4)(6)          3.80%(4)(6)          3.80%(4)(7)          3.80%(4)(7)
  Net investment income (loss)            2.28%(4)             2.50%(4)             2.61%(4)             2.44%(4)
Portfolio turnover                           5%(5)               53%(5)                5%(5)               53%(5)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.33) and $(0.46) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.26) and $(0.48) for the periods ended March 31, 1999 and September 30, 1998, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4)  Annualized.
(5)  Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 14.99% and 22.08% for the periods ended March 31, 1999 and September 30, 1998, respectively.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 19.72% and 22.93% for the periods ended March 31, 1999 and September 30, 1998, respectively.

                       See Notes to Financial Statements                      31

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust are divided into four series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and Phoenix-Seneca Real Estate Securities Fund (formerly Seneca Bond Fund, Seneca Growth Fund, Seneca Mid-Cap "EDGE"-SM- Fund and Seneca Real Estate Securities Fund, respectively). Each Fund represents an investment in a separate diversified fund with its own investment objectives. Bond Fund seeks to generate a high level of current income and capital appreciation. Growth Fund seeks to achieve long-term capital appreciation. Mid-Cap "EDGE"-SM- Fund seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations between $500 million and $5 billion. Real Estate Securities Fund seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

  Each Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED) (CONTINUED)

separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Trust incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services to the Trust, the adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                            Adviser Fee
                                                            -----------
Bond Fund.................................................        0.50%
Growth Fund...............................................        0.70%
Mid-Cap "EDGE"-SM- Fund...................................        0.80%
Real Estate Securities Fund...............................        0.85%

  The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO received a fee for administration services through December 31, 1998 at an annual rate of 0.08% of average daily net assets of each Fund up to $125 million, 0.06% of average daily net assets of $125 million to $250 million and 0.04% of average daily net assets greater than $250 million; a minimum fee applied. Effective January 1, 1999,

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED) (CONTINUED)

PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  The Adviser and the Administrator voluntarily agreed to waive or reimburse each Fund's operating expenses until July 1, 2000, to the extent that such expenses exceed the following percentages of average annual net assets:

                                  Class X      Class A      Class B      Class C
                                -----------  -----------  -----------  -----------
Bond Fund.....................        1.85%        2.45%        3.20%        3.20%
Growth Fund...................        1.25%        1.85%        2.60%        2.60%
Mid-Cap "EDGE"-SM- Fund.......        2.10%        2.70%        3.45%        3.45%
Real Estate Securities Fund...        2.35%        3.05%        3.80%        3.80%

  PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $5,705 for Class A shares for the six months ended March 31, 1999. Deferred sales charges retained by PEPCO for the six months ended March 31, 1999 were $1,994 for Class B shares and $63 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended March 31, 1999, $45,750 was retained by the Distributor, $10,846 was paid out to unaffiliated Participants and $688 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended March 31, 1999, transfer agent fees were $140,884 of which PEPCO retained $178 which is net of fees paid to State Street.

  At March 31, 1999, PHL and affiliates held Phoenix-Seneca Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                           ---------  -----------
Bond Fund--Class X.......................  1,468,140  $15,606,327
Bond Fund--Class A.......................      9,756      103,315
Bond Fund--Class B.......................      9,705      102,679
Bond Fund--Class C.......................      9,704      102,670
Growth Fund--Class B.....................      5,931      108,122
Growth Fund--Class C.....................      5,931      108,068
Mid-Cap "EDGE"-SM- Fund--Class B.........      6,062      101,713
Mid-Cap "EDGE"-SM- Fund--Class C.........      6,062      101,653
Real Estate Securities Fund--Class B.....      8,313       80,142
Real Estate Securities Fund--Class C.....      8,314       80,062

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended March 31, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                          Purchases      Sales
                                         -----------  -----------
Bond Fund..............................  $13,841,064  $ 9,114,243
Growth Fund............................   56,484,915   52,530,162
Mid-Cap "EDGE"-SM- Fund................   15,873,830   15,048,553
Real Estate Securities Fund............    1,121,959    1,938,267

  Purchases and sales of long-term U.S. Government and agency securities during the six months ended March 31, 1999, aggregated $3,510,854 and $3,867,512, respectively, for the Bond Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. OTHER

  As of March 31, 1999, the Funds had shareholders who each individually owned more than 10% of total net assets, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                         Number of     % of Total
                                         shareholders    net assets
                                         ---------  -----------------
Growth Fund............................      1            12.9   %
Real Estate Securities Fund............      2            31.1   %

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133

TRUSTEES AND OFFICERS
Mary Ann Cusenza, Trustee
Harry Dalzell-Payne, Trustee
Norman P. Douglass, Trustee
Paul E. Erdman, Trustee
Melinda Ellis Evers, Trustee
Gail P. Seneca, President and Trustee
Thomas N. Steenburg, Secretary
Sandra J. Westhoff, Treasurer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P. O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


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